Compensation Options (Details) - Compensation Options [Member]	12 Months Ended
Jan. 31, 2021 $ / shares shares
Number of Options
Outstanding, January 31, 2020 and 2019 | shares	0
Granted (Note 12(e)) | shares	471,178
Outstanding, January 31, 2021 | shares	471,178
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning | $ / shares	$ 0
Weighted Average Exercise Price, Granted | $ / shares	0.50
Weighted Average Exercise Price, Ending | $ / shares	$ 0.50
Weighted Average Remaining Contractual Life (years)
Weighted Average Remaining Contractual Life (years), Beginning	0 years
Weighted Average Remaining Contractual Life (years), Granted	3 years
Weighted Average Remaining Contractual Life (years), Ending	2 years 9 months 29 days